CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Total	First Issuance During 2007 [Member]	Second Issuance During 2007 [Member]	First Issuance During 2008 [Member]	Second Issuance During 2008 [Member]	First Issuance During 2009 [Member]	First Issuance During 2010 [Member]	Second Issuance During 2010 [Member]	Third Issuance During 2010 [Member]	Fourth Issuance During 2010 [Member]	Pre Merger [Member]	Post Merger [Member]	Common Stock [Member]	Common Stock [Member] First Issuance During 2007 [Member]	Common Stock [Member] Second Issuance During 2007 [Member]	Common Stock [Member] First Issuance During 2008 [Member]	Common Stock [Member] Second Issuance During 2008 [Member]	Common Stock [Member] First Issuance During 2009 [Member]	Common Stock [Member] First Issuance During 2010 [Member]	Common Stock [Member] Second Issuance During 2010 [Member]	Common Stock [Member] Third Issuance During 2010 [Member]	Common Stock [Member] Fourth Issuance During 2010 [Member]	Common Stock [Member] Pre Merger [Member]	Common Stock [Member] Post Merger [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Second Issuance During 2007 [Member]	Additional Paid-in Capital [Member] Second Issuance During 2008 [Member]	Additional Paid-in Capital [Member] First Issuance During 2009 [Member]	Additional Paid-in Capital [Member] First Issuance During 2010 [Member]	Additional Paid-in Capital [Member] Second Issuance During 2010 [Member]	Additional Paid-in Capital [Member] Third Issuance During 2010 [Member]	Additional Paid-in Capital [Member] Fourth Issuance During 2010 [Member]	Additional Paid-in Capital [Member] Pre Merger [Member]	Additional Paid-in Capital [Member] Post Merger [Member]	Equity in Variable Interest Entities [Member]	Retained Earnings (Deficit) [Member]	Noncontrolling Interest [Member]	Accumulated Other Comprehensive Income [Member]	Stock Subscription Receivable [Member]
Balances at Aug. 23, 2005	$ 0												$ 0												$ 0	$ 0										$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Aug. 23, 2005													0
Issuance of common stock for cash	6,940,172	$ 173,832	$ 5,000,000	$ 26,340	$ 900,000	$ 840,000							$ 226,076	$ 173,832	$ 19,314	$ 26,340	$ 3,477	$ 3,113								6,714,096	$ 4,980,686	$ 896,523	$ 836,887
Issuance of common stock for cash (in shares)													23,872,215	18,360,000	2,040,000	2,781,965	367,200	323,050
Imputed interest on stockholder loans	1,187,154																									1,187,154
Net loss	(12,741,231)																																				(12,815,358)		74,127
Balances at Dec. 31, 2009	(4,854,658)												$ 226,076													7,901,250										1,004,150	(12,815,358)	(1,202,762)	74,127	(42,141)
Balance (in shares) at Dec. 31, 2009													23,872,215
Balances at Aug. 23, 2005	0												$ 0												0	0										0	0	0	0	0
Balance (in shares) at Aug. 23, 2005													0
Equity-based compensation	287,621
Net loss	(34,325,327)
Net (loss) for the year	(32,692,207)
Unrealized gain (loss) on foreign currency translation adjustment	999,456
Balances at Dec. 31, 2014	(2,559,765)												$ 47,346												148,000	30,570,760										0	(34,325,327)	0	999,456	0
Balance (in shares) at Dec. 31, 2014													47,345,816
Equity of VIE's prior to January 1, 2010	(240,753)												$ 0													0										1,004,150	0	(1,202,762)	0	(42,141)
Balances at Dec. 31, 2009	(4,854,658)												$ 226,076													7,901,250										1,004,150	(12,815,358)	(1,202,762)	74,127	(42,141)
Balance (in shares) at Dec. 31, 2009													23,872,215
Issuance of common stock for cash							$ 14,775	$ 450,000	$ 2,534,663	$ 1,026,000									$ 14,775	$ 2,392	$ 10,362	$ 3,826								$ 0	$ 447,608	$ 2,524,301	$ 1,022,174
Issuance of common stock for cash (in shares)																			1,390,130	225,000	974,870	360,000
Imputed interest on stockholder loans	380,664																									380,664
Net loss	(4,136,507)																																				(4,066,384)	(70,123)
Unrealized gain (loss) on foreign currency translation adjustment	(555,631)												$ 0													0										0	0	(152,250)	(403,381)	0
Balances at Dec. 31, 2010	(5,140,694)												$ 257,431													12,275,997										1,004,150	(16,881,742)	(1,425,135)	(329,254)	(42,141)
Balance (in shares) at Dec. 31, 2010													26,822,215
Conversion of stockholders loans to additional paid-in capital	1,376,229																									1,376,229
Imputed interest on stockholder loans	415,705																									415,705
Net loss	(4,050,962)																																				(4,009,727)	(41,235)
Unrealized gain (loss) on foreign currency translation adjustment	803,314												$ 0												0	0										0	0	210,058	593,256	0
Balances at Dec. 31, 2011	(6,596,408)												$ 257,431													14,067,931										1,004,150	(20,891,469)	(1,256,312)	264,002	(42,141)
Balance (in shares) at Dec. 31, 2011													26,822,215
Issuance of common stock for cash											$ 2,500,000	$ 235,000											$ 25,501	$ 235										$ 2,474,499	$ 234,765
Issuance of common stock for cash (in shares)																							2,500,000	235,000
Imputed interest on stockholder loans	380,414																									380,414
Adjustment for reverse merger	0												$ (334,831)												226,654	149,206										(83,170)				42,141
Adjustment for reverse merger (in shares)													(13,393,447)
Conversion of stockholders loans to former VIE to common stock	3,689,208												$ 75,206													3,614,002
Conversion of stockholders loans to former VIE to common stock (in shares)													7,378,416
Net loss	(4,418,459)																																				(4,300,673)	(117,786)
Unrealized gain (loss) on foreign currency translation adjustment	134,871												$ 0												0	0										0	0	38,409	96,462	0
Balances at Dec. 31, 2012	(4,075,374)												$ 23,542												226,654	20,920,817										920,980	(25,192,142)	(1,335,689)	360,464	0
Balance (in shares) at Dec. 31, 2012													23,542,184
Issuance of common stock for cash	3,237,318												$ 3,237													3,234,081
Issuance of common stock for cash (in shares)													3,237,318
Imputed interest on stockholder loans	105,925																									105,925
Conversion of other loans payable to common stock	222,672												$ 223													222,449
Conversion of other loans payable to common stock (in shares)													222,672
Issuance of common stock for consulting services	190,500												$ 205													190,295
Issuance of common stock for consulting services (in shares)													205,000
Conversion of stockholders loans to former VIE to common stock	2,773,384												$ 6,865													2,766,519
Conversion of stockholders loans to former VIE to common stock (in shares)													6,864,811
Adjustment to reflect acquisition of former VIE's	0												$ 3,000													1,111,538										(920,980)	(1,633,120)	1,213,606	225,956	0
Adjustment to reflect acquisition of former VIE's (in shares)													3,000,000
Equity-based compensation	151,053																									151,053
Net loss	(4,419,122)																																				(4,401,469)	(17,653)
Net (loss) for the year	(4,401,469)
Unrealized gain (loss) on foreign currency translation adjustment	461,073												$ 0												0	0										0	0	139,736	321,336	0
Balances at Dec. 31, 2013	(1,352,572)												$ 39,937												198,000	28,728,466										0	(31,226,731)	0	907,756	0
Balance (in shares) at Dec. 31, 2013													39,937,432
Conversion of preferred stock to common stock	0												$ 2,865												(28,654)	25,789
Conversion of preferred stock to common stock (in shares)													2,865,447
Issuance of common stock for cash	1,191,076												$ 1,192													1,189,884
Issuance of common stock for cash (in shares)													1,191,075
Issuance of common stock for consulting services	78,001												$ 180													77,821
Issuance of common stock for consulting services (in shares)													180,000
Issuance of common stock to settle liabilities	230,000												$ 575													229,425
Issuance of common stock to settle liabilities (in shares)													575,000
Issuance of common stock in connection with sale of convertible debentures	96,750												$ 462													96,288
Issuance of common stock in connection with sale of convertible debentures (in shares)													462,309
Beneficial conversion feature of convertible debentures	67,308																									67,308
Equity-based compensation	136,568																									136,568
Net loss	(3,098,596)																																				(3,098,596)
Net (loss) for the year	(3,098,596)
Unrealized gain (loss) on foreign currency translation adjustment	91,700												$ 0												0	0										0	0	0	91,700
Balances at Dec. 31, 2014	(2,559,765)												$ 47,346												148,000	30,570,760										$ 0	(34,325,327)	$ 0	999,456	$ 0
Balance (in shares) at Dec. 31, 2014													47,345,816
Conversion of preferred stock to common stock	0												$ 5,000												(50,000)	45,000
Conversion of preferred stock to common stock (in shares)													5,000,000
Equity-based compensation	24,831																									24,831
Net (loss) for the year	(408,974)																																				(408,974)
Unrealized gain (loss) on foreign currency translation adjustment	(24,386)												$ 0												0	0											0		(24,386)
Balances at Jun. 30, 2015	$ (2,968,294)												$ 47,346												$ 148,000	$ 30,595,591											$ (34,734,301)		$ 975,070
Balance (in shares) at Jun. 30, 2015													47,345,816